Segment and Geographic Information (Details Narrative) (10-K) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	[1]
Concentration risk, percentage					22.00%
Sales revenue, goods, net, total	$ 63,408	$ 45,830	$ 109,671	$ 83,930	$ 180,633	$ 149,822
Customer One Concentration Risk [Member]
Concentration risk, percentage					13.00%
Sales revenue, goods, net, total					$ 32,000
Customer One Concentration Risk [Member] | Minimum [Member]
Concentration risk, percentage					10.00%

[1]	Related party revenue - In accordance with Rule 4-08 (k) of Regulation S-X related party revenue should be presented in the statements of operations and other comprehensive income. These amounts were included as part of total Operating Revenues in 2014. Related party revenue has now been separately presented in the consolidated statements of operations and comprehensive income.